Debt Instruments - Type and currency (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Financial assets	$ 1,285,120	$ 1,308,730
Debt instruments.
Financial assets
Financial assets	323,452	306,643
Debt instruments. | Mexican peso
Financial assets
Financial assets	200,666	220,390
Debt instruments. | USD
Financial assets
Financial assets	61,080	36,922
Debt instruments. | Brazilian real
Financial assets
Financial assets	34,488	34,359
Debt instruments. | Other currencies
Financial assets
Financial assets	27,218	14,972
Issued by financial institutions
Financial assets
Financial assets	3,975	5,612
Other debt securities
Financial assets
Financial assets	5,889	6,231
Mexico. | Debt instruments, Government debt securities
Financial assets
Financial assets	224,003	229,514
Financial assets pledged as collateral	2,964	2,670
Foreign | Debt instruments, Government debt securities
Financial assets
Financial assets	89,585	65,286
BRAZIL | Debt instruments, Government debt securities
Financial assets
Financial assets	34,488	34,359
UNITED STATES | Debt instruments, Government debt securities
Financial assets
Financial assets	$ 55,097	$ 30,927